Expense Example - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Income Fund - Class A
Expense Example:
1 year	$ 661
3 years	843
5 years	1,040
10 years	1,608
Fidelity Advisor Equity Income Fund - Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,777
Fidelity Advisor Equity Income Fund - Class M
Expense Example:
1 year	461
3 years	697
5 years	950
10 years	1,677
Fidelity Advisor Equity Income Fund - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Equity Income Fund - Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640